Revenue (Tables)	12 Months Ended
Jun. 30, 2019
Revenue from contracts with customers [Abstract]
Revenue from the Transfer of Goods and Services
The Company derives revenue from the transfer of goods and services over time and at a point-in-time from the following revenue streams:

Year Ended June 30, 2019	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	268,592	—	268,592
Revenue from provision of services	—	9,992	9,992
Other
Revenue from sale of goods	2,513	—	2,513
Gross Revenue	271,105	9,992	281,097

Year Ended June 30, 2018	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	44,550	—	44,550
Revenue from provision of services	—	8,221	8,221
Other
Revenue from sale of goods	2,425	—	2,425
Gross Revenue	46,975	8,221	55,196